Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Payables And Accruals [Abstract]
Funds payable to Institutional Funding Partners	¥ 670,942		¥ 415,297
Tax payable	632,006		270,163
Payable for acquisition of land use rights	516,000
Accrued payroll and welfare	364,500		327,827
Guarantee derivative liabilities at fair value (Note 9)	252,613
Other payable to Individual Investors on Juzi Licai	86,841
Accrued marketing expenses	78,681		71,849
Payable to third‑party sellers	55,704		90,133
Deferred service fees	51,966		47,887
Risk management fees	48,993		12,322
Short-term leasing liabilities	45,577		45,764
Accrued professional fees and outsourcing fees	37,684		31,401
Deferred interest and financial services income and others	23,038		36,816
Security deposits from third‑party sellers	10,718		14,087
Other accrued expenses	51,084		31,093
Total accrued expenses and other current liabilities	¥ 2,926,347	$ 448,482	¥ 1,394,639